Inventories (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Inventories
Finished goods	£ 2,186,000	£ 2,130,000
Cost of inventory recognized during the period	6,433,000	8,664,000	£ 8,450,000
Write down of inventories	133,000	22,000	0
Reversal of previous inventory write-down	£ 22,000	£ 0	£ 4,000